UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
5/31/13 (Unaudited)

INVESTMENT COMPANIES (42.6%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	239	$14,359

Putnam Absolute Return 100 Fund Class Y(AFF)	53,885	554,482

Putnam Absolute Return 300 Fund Class Y(AFF)	126,873	1,374,034

Putnam Absolute Return 500 Fund Class Y(AFF)	207,020	2,376,585

Putnam Absolute Return 700 Fund Class Y(AFF)	30,092	361,703

Putnam Money Market Fund Class A(AFF)	427,604	427,604

SPDR S&P 500 ETF Trust	289	47,176

SPDR S&P Midcap 400 ETF Trust	29	6,261

Total investment companies (cost $5,087,372)		$5,162,204

COMMON STOCKS (18.0%)(a)
	Shares	Value

Basic materials (0.8%)

Asahi Kasei Corp. (Japan)	1,000	$6,754

Axiall Corp.	19	820

BASF SE (Germany)	62	6,058

Bemis Co., Inc.	37	1,449

BHP Billiton, Ltd. (Australia)	93	3,031

CF Industries Holdings, Inc.	19	3,628

Chicago Bridge & Iron Co., NV	44	2,785

Cytec Industries, Inc.	18	1,286

Domtar Corp. (Canada)	16	1,160

Eastman Chemical Co.	46	3,299

Evraz PLC (United Kingdom)	1,599	3,261

Fletcher Building, Ltd. (New Zealand)	736	4,884

Fortune Brands Home & Security, Inc.(NON)	70	2,960

Huntsman Corp.	67	1,303

LyondellBasell Industries NV Class A	87	5,799

Mitsubishi Chemical Holdings Corp. (Japan)	1,000	4,765

Monsanto Co.	120	12,077

Packaging Corp. of America	33	1,617

PPG Industries, Inc.	34	5,223

Rio Tinto PLC (United Kingdom)	164	7,076

Sherwin-Williams Co. (The)	24	4,525

Stora Enso OYJ Class R (Finland)	580	4,184

Valspar Corp.	31	2,222

voestalpine AG (Austria)	48	1,576

W.R. Grace & Co.(NON)	24	2,028

		93,770
Capital goods (1.0%)

ABB, Ltd. (Switzerland)	196	4,268

Aecom Technology Corp.(NON)	52	1,601

Avery Dennison Corp.	46	2,001

BAE Systems PLC (United Kingdom)	1,772	10,871

Ball Corp.	50	2,158

Boeing Co. (The)	198	19,606

Canon, Inc. (Japan)	100	3,442

Cummins, Inc.	62	7,417

Delphi Automotive PLC (United Kingdom)	118	5,760

Gardner Denver, Inc.	22	1,661

General Dynamics Corp.	99	7,633

Ingersoll-Rand PLC	102	5,868

KBR, Inc.	64	2,310

Leggett & Platt, Inc.	66	2,112

Lockheed Martin Corp.	81	8,572

McDermott International, Inc.(NON)	95	907

Northrop Grumman Corp.	83	6,838

Raytheon Co.	108	7,197

Staples, Inc.	275	4,125

Terex Corp.(NON)	51	1,829

Vinci SA (France)	135	6,838

WABCO Holdings, Inc.(NON)	29	2,187

		115,201
Communication services (0.8%)

AT&T, Inc.	202	7,068

Belgacom SA (Belgium)	202	4,469

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,545	1,976

Comcast Corp. Class A	510	20,477

Deutsche Telekom AG (Germany)(NON)	561	6,412

DISH Network Corp. Class A	81	3,122

France Telecom SA (France)	456	4,633

IAC/InterActiveCorp.	87	4,218

Koninklijke (Royal) KPN NV (Netherlands)	214	408

NTT DoCoMo, Inc. (Japan)	3	4,432

Telecom Corp. of New Zealand, Ltd. (New Zealand)	2,273	4,140

Telstra Corp., Ltd. (Australia)	654	2,958

tw telecom, inc.(NON)	75	2,140

Verizon Communications, Inc.	484	23,464

Vodafone Group PLC (United Kingdom)	1,457	4,222

		94,139
Conglomerates (0.3%)

AMETEK, Inc.	91	3,927

Bouygues SA (France)	207	5,452

Danaher Corp.	172	10,633

General Electric Co.	423	9,864

Tyco International, Ltd.	159	5,376

		35,252
Consumer cyclicals (2.0%)

Adecco SA (Switzerland)	121	6,725

ADT Corp. (The)(NON)	83	3,369

Advance Auto Parts, Inc.	32	2,609

American Eagle Outfitters, Inc.	95	1,880

Asahi Glass Co., Ltd. (Japan)	1,000	7,189

Bayerische Motoren Werke (BMW) AG (Germany)	73	6,979

Bed Bath & Beyond, Inc.(NON)	81	5,528

Big Lots, Inc.(NON)	39	1,328

Chico's FAS, Inc.	87	1,571

Coach, Inc.	95	5,535

CST Brands, Inc.(NON)	16	486

Dai Nippon Printing Co., Ltd. (Japan)	1,000	8,536

Daimler AG (Registered Shares) (Germany)	42	2,693

Daito Trust Construction Co., Ltd. (Japan)	100	9,321

Dillards, Inc. Class A	18	1,661

Expedia, Inc.	39	2,241

Foot Locker, Inc.	67	2,299

Gannett Co., Inc.	112	2,408

Gap, Inc. (The)	115	4,663

Geberit International AG (Switzerland)	11	2,738

Home Depot, Inc. (The)	295	23,205

Host Hotels & Resorts, Inc.(R)	967	17,203

Hugo Boss AG (Germany)	42	4,694

Jarden Corp.(NON)	55	2,562

Lear Corp.	46	2,759

Lowe's Cos., Inc.	324	13,644

Macy's, Inc.	136	6,574

McGraw-Hill Cos., Inc. (The)	94	5,128

Next PLC (United Kingdom)	110	7,679

O'Reilly Automotive, Inc.(NON)	41	4,465

PetSmart, Inc.	43	2,903

Priceline.com, Inc.(NON)	14	11,255

PulteGroup, Inc.(NON)	149	3,217

Reed Elsevier PLC (United Kingdom)	489	5,479

Ryman Hospitality Properties(R)	180	6,887

SJM Holdings, Ltd. (Hong Kong)	2,000	5,442

Swire Pacific, Ltd. Class A (Hong Kong)	500	6,340

TABCORP Holdings, Ltd. (Australia)	2,297	7,168

TJX Cos., Inc. (The)	212	10,729

Total Systems Services, Inc.	172	4,044

URS Corp.	35	1,695

Wal-Mart Stores, Inc.	33	2,470

Wyndham Worldwide Corp.	57	3,313

Wynn Resorts, Ltd.	30	4,077

		242,691
Consumer staples (1.7%)

British American Tobacco (BAT) PLC (United Kingdom)	113	6,206

Coca-Cola Co. (The)	78	3,119

Colgate-Palmolive Co.	106	6,131

Constellation Brands, Inc. Class A(NON)	49	2,597

Corrections Corp. of America	277	9,737

Costco Wholesale Corp.	59	6,471

CVS Caremark Corp.	237	13,646

General Mills, Inc.	138	6,497

Geo Group, Inc. (The)	233	8,113

ITOCHU Corp. (Japan)	400	4,965

Japan Tobacco, Inc. (Japan)	100	3,387

JM Smucker Co. (The)	30	3,029

Kao Corp. (Japan)	100	3,106

Kraft Foods Group, Inc.	128	7,057

Liberty Interactive Corp. Class A(NON)	204	4,580

Lorillard, Inc.	187	7,936

Metcash, Ltd. (Australia)	536	1,974

Metro AG (Germany)	206	7,005

Molson Coors Brewing Co. Class B	44	2,174

Nestle SA (Switzerland)	79	5,213

Philip Morris International, Inc.	257	23,364

Procter & Gamble Co. (The)	373	28,631

Reckitt Benckiser Group PLC (United Kingdom)	26	1,855

Robert Half International, Inc.	61	2,120

Sumitomo Corp. (Japan)	200	2,517

Swedish Match AB (Sweden)	163	5,611

Tesco PLC (United Kingdom)	1,072	5,916

Unilever NV ADR (Netherlands)	212	8,596

Unilever PLC (United Kingdom)	63	2,648

Walgreen Co.	181	8,645

Woolworths, Ltd. (Australia)	108	3,390

		206,236
Energy (1.5%)

Alpha Natural Resources, Inc.(NON)	98	655

BP PLC (United Kingdom)	1,763	12,619

Cabot Oil & Gas Corp.	65	4,573

Chevron Corp.	74	9,084

ConocoPhillips	270	16,562

Cosmo Oil Co., Ltd. (Japan)	2,000	3,592

Exxon Mobil Corp.	265	23,975

Helmerich & Payne, Inc.	35	2,161

HollyFrontier Corp.	64	3,168

Marathon Petroleum Corp.	91	7,508

Occidental Petroleum Corp.	177	16,296

Oceaneering International, Inc.	38	2,754

Oil States International, Inc.(NON)	21	2,069

ONEOK, Inc.	72	3,250

Peabody Energy Corp.	89	1,751

Phillips 66	152	10,119

Royal Dutch Shell PLC Class A (United Kingdom)	337	11,192

Royal Dutch Shell PLC Class B (United Kingdom)	143	4,940

Schlumberger, Ltd.	255	18,623

Seadrill, Ltd. (Norway)	90	3,650

Tesoro Corp.	50	3,083

TonenGeneral Sekiyu KK (Japan)	1,000	9,853

Total SA (France)	152	7,539

Valero Energy Corp.	151	6,135

		185,151
Financials (5.5%)

Alexandria Real Estate Equities, Inc.(R)	135	9,248

Alleghany Corp.(NON)	9	3,510

Allied World Assurance Co. Holdings AG	24	2,146

American Campus Communities, Inc.(R)	17	694

American Capital Agency Corp.(R)	88	2,270

American Financial Group, Inc.	55	2,671

American International Group, Inc.(NON)	281	12,493

AMP, Ltd. (Australia)	1,244	6,102

Aon PLC	146	9,296

Apartment Investment & Management Co. Class A(R)	306	9,260

Associated Banc-Corp.	121	1,865

AvalonBay Communities, Inc.(R)	92	12,205

Aviva PLC (United Kingdom)	901	4,508

Axis Capital Holdings, Ltd.	68	2,962

Baloise Holding AG (Switzerland)	26	2,546

Banco Santander Central Hispano SA (Spain)	492	3,534

Banque Cantonale Vaudoise (BCV) (Switzerland)	4	2,079

Bendigo and Adelaide Bank, Ltd. (Australia)	297	2,788

Berkshire Hathaway, Inc. Class B(NON)	42	4,791

Boston Properties, LP(R)	94	10,019

CaixaBank (Spain)	1,031	3,667

Camden Property Trust(R)	25	1,731

Chimera Investment Corp.(R)	324	988

CIT Group, Inc.(NON)	105	4,838

Citigroup, Inc.	35	1,820

City National Corp.	31	1,946

CNP Assurances (France)	413	6,188

Colonial Properties Trust(R)	324	7,164

Commonwealth Bank of Australia (Australia)	97	6,145

CoreLogic, Inc.(NON)	128	3,354

Cousins Properties, Inc.(R)	628	6,481

DDR Corp.(R)	23	402

Digital Realty Trust, Inc.(R)	56	3,411

Discover Financial Services	158	7,491

Douglas Emmett, Inc.(R)	216	5,506

Duke Realty Corp.(R)	68	1,127

DuPont Fabros Technology, Inc.(R)	285	6,906

EastGroup Properties, Inc.(R)	25	1,469

Eaton Vance Corp.	71	2,947

Equity Lifestyle Properties, Inc.(R)	106	8,180

Equity Residential Trust(R)	365	20,641

Essex Property Trust, Inc.(R)	10	1,571

Extra Space Storage, Inc.(R)	248	10,389

Federal Realty Investment Trust(R)	132	14,223

Fidelity National Financial, Inc. Class A	133	3,499

Fifth Third Bancorp	422	7,680

General Growth Properties(R)	668	13,714

Genworth Financial, Inc. Class A(NON)	315	3,405

Goldman Sachs Group, Inc. (The)	115	18,639

Government Properties Income Trust(R)	275	6,685

Hatteras Financial Corp.(R)	33	852

HCP, Inc.(R)	307	14,546

Health Care REIT, Inc.(R)	229	15,579

HSBC Holdings, PLC (United Kingdom)	906	9,924

Inland Real Estate Corp.(R)	683	7,014

Investment AB Kinnevik Class B (Sweden)	378	9,970

JPMorgan Chase & Co.	575	31,389

Kimco Realty Corp.(R)	624	13,822

Liberty Property Trust(R)	19	771

Macerich Co. (The)(R)	62	4,024

Medical Properties Trust, Inc.(R)	513	7,613

Nasdaq OMX Group, Inc. (The)	86	2,706

Natixis (France)	1,178	5,540

Northern Trust Corp.	85	4,943

PartnerRe, Ltd.	38	3,445

Piedmont Office Realty Trust, Inc. Class A(R)	440	8,356

PNC Financial Services Group, Inc.	147	10,531

Popular, Inc. (Puerto Rico)(NON)	72	2,160

Post Properties, Inc.(R)	162	7,744

Prologis, Inc.(R)	297	11,969

Protective Life Corp.	56	2,166

Public Storage(R)	198	30,056

Ramco-Gershenson Properties Trust(R)	441	6,884

Realty Income Corp.(R)	89	4,045

Regency Centers Corp.(R)	198	10,217

Resona Holdings, Inc. (Japan)	900	3,996

RSA Insurance Group PLC (United Kingdom)	2,535	4,427

Select Income REIT(R)	169	4,602

Senior Housing Properties Trust(R)	36	931

Simon Property Group, Inc.(R)	295	49,100

SL Green Realty Corp.(R)	38	3,305

STAG Industrial, Inc.(R)	164	3,608

State Street Corp.	146	9,662

Stockland (Units) (Australia)(R)	1,645	5,716

Sumitomo Mitsui Financial Group, Inc. (Japan)	100	3,914

Svenska Handelsbanken AB Class A (Sweden)	218	9,330

Synovus Financial Corp.	567	1,554

Tanger Factory Outlet Centers(R)	30	1,034

Taubman Centers, Inc.(R)	12	967

Toronto-Dominion Bank (Canada)	41	3,315

Tryg A/S (Denmark)	33	2,767

UDR, Inc.(R)	77	1,876

Validus Holdings, Ltd.	66	2,383

Vornado Realty Trust(R)	252	20,147

Wells Fargo & Co.	126	5,109

Westpac Banking Corp. (Australia)	342	9,186

Wing Hang Bank, Ltd. (Hong Kong)	500	4,769

Zurich Insurance Group AG (Switzerland)	14	3,702

		668,860
Health care (1.9%)

AbbVie, Inc.	223	9,520

AmerisourceBergen Corp.	124	6,706

Amgen, Inc.	140	14,074

AstraZeneca PLC (United Kingdom)	166	8,468

Bristol-Myers Squibb Co.	319	14,677

Celgene Corp.(NON)	90	11,129

CIGNA Corp.	130	8,827

Eli Lilly & Co.	197	10,473

GlaxoSmithKline PLC (United Kingdom)	225	5,832

HCA Holdings, Inc.	92	3,594

Johnson & Johnson	92	7,745

McKesson Corp.	99	11,272

Merck & Co., Inc.	46	2,148

Novartis AG (Switzerland)	96	6,879

Orion OYJ Class B (Finland)	159	3,910

Pfizer, Inc.	1,024	27,884

Roche Holding AG-Genusschein (Switzerland)	25	6,186

Salix Pharmaceuticals, Ltd.(NON)	26	1,577

Sanofi (France)	67	7,046

St. Jude Medical, Inc.	151	6,528

Takeda Pharmaceutical Co., Ltd. (Japan)	200	8,854

United Therapeutics Corp.(NON)	24	1,595

Ventas, Inc.(R)	269	19,199

Warner Chilcott PLC Class A	223	4,282

WellPoint, Inc.	143	11,007

Zimmer Holdings, Inc.	85	6,673

		226,085
Technology (1.8%)

Accenture PLC Class A	199	16,340

AOL, Inc.(NON)	115	3,986

Apple, Inc.	94	42,270

Avnet, Inc.(NON)	62	2,118

BMC Software, Inc.(NON)	115	5,209

Broadcom Corp. Class A	124	4,453

Brocade Communications Systems, Inc.(NON)	262	1,423

Cap Gemini SA (France)	54	2,612

Cisco Systems, Inc.	818	19,697

Cypress Semiconductor Corp.(NON)	117	1,315

EMC Corp.(NON)	366	9,062

Google, Inc. Class A(NON)	20	17,408

IBM Corp.	41	8,529

L-3 Communications Holdings, Inc.	38	3,233

Lam Research Corp.(NON)	61	2,854

Lexmark International, Inc. Class A	52	1,587

Marvell Technology Group, Ltd.	207	2,244

Microsoft Corp.	764	26,648

Nokia OYJ (Finland)(NON)	1,026	3,526

NVIDIA Corp.	198	2,869

Oracle Corp.	710	23,970

Riverbed Technology, Inc.(NON)	86	1,330

Rockwell Automation, Inc.	51	4,489

Symantec Corp.(NON)	357	7,993

Teradyne, Inc.(NON)	95	1,704

Western Digital Corp.	67	4,242

		221,111
Transportation (0.3%)

ComfortDelgro Corp., Ltd. (Singapore)	2,000	2,948

Delta Air Lines, Inc.(NON)	320	5,763

Deutsche Post AG (Germany)	120	3,028

Japan Airlines Co., Ltd. (Japan)(NON)	100	5,138

Southwest Airlines Co.	295	4,180

Sydney Airport (Australia)	1,669	5,812

Wabtec Corp.	23	2,530

Yangzijiang Shipbuilding Holdings, Ltd. (China)	3,000	2,085

		31,484
Utilities and power (0.4%)

AES Corp.	240	2,928

American Electric Power Co., Inc.	144	6,598

Chubu Electric Power Co., Inc. (Japan)	300	3,895

CMS Energy Corp.	53	1,428

Enel SpA (Italy)	1,009	3,801

Energias de Portugal (EDP) SA (Portugal)	565	1,814

Entergy Corp.	60	4,133

Hokuriku Electric Power Co. (Japan)	300	4,099

Kinder Morgan, Inc.	136	5,165

PG&E Corp.	105	4,716

PPL Corp.	63	1,871

Red Electrica Corporacion SA (Spain)	89	4,710

RWE AG (Preference) (Germany)	134	4,423

Snam SpA (Italy)	835	3,939

UGI Corp.	47	1,795

		55,315

Total common stocks (cost $1,871,584)		$2,175,295

U.S. TREASURY OBLIGATIONS (11.1%)(a)
	Principal amount	Value

U.S. Treasury Bonds
4 3/8s, May 15, 2041	$60,000	$72,845
2 7/8s, May 15, 2043	50,000	45,947

U.S. Treasury Notes
3 5/8s, February 15, 2021	34,000	38,747
3 1/8s, October 31, 2016	120,000	130,088
2 3/4s, December 31, 2017	283,000	305,927
2 5/8s, April 30, 2016	135,000	143,227
2 3/8s, August 31, 2014	38,000	39,029
2s, January 31, 2016	73,000	75,995
1 3/4s, May 15, 2023	20,000	19,269
1 5/8s, August 15, 2022	20,000	19,292
1 1/8s, December 31, 2019	147,000	143,971
1s, August 31, 2019	70,000	68,428
1s, August 31, 2016	236,000	239,047

Total U.S. treasury obligations (cost $1,329,080)		$1,341,812

CORPORATE BONDS AND NOTES (3.5%)(a)
	Principal amount	Value

Basic materials (0.4%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)	$5,000	$4,916

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	3,000	3,781

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	5,000	6,204

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	5,000	5,099

International Paper Co. sr. unsec. notes 9 3/8s, 2019	2,000	2,717

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	2,000	2,014

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	5,000	6,278

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	5,000	6,101

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	5,138

		42,248
Capital goods (0.1%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	5,000	5,306

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	5,000	5,085

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	5,000	5,161

		15,552
Communication services (0.8%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)	5,000	5,973

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	5,000	6,152

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	9,000	10,726

CC Holdings GS V, LLC 144A company guaranty sr. notes 3.849s, 2023	5,000	4,983

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017	3,000	3,480

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	10,000	13,259

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	5,000	5,697

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	5,000	5,781

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	3,000	3,160

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	5,000	6,463

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	4,000	4,595

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	4,000	5,780

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	5,000	5,221

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	10,000	10,148

		91,418
Consumer cyclicals (0.4%)

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042	2,000	1,837

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022	3,000	2,880

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	2,000	2,220

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	5,000	5,551

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	5,000	6,268

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018	2,000	1,983

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016	3,000	2,996

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	5,000	5,074

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	5,000	5,182

News America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022	5,000	4,873

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	5,000	5,124

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	5,000	5,062

		49,050
Consumer staples (0.2%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	10,000	9,507

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	5,000	5,136

Mondelez International, Inc. sr. unsec. notes 6 1/2s, 2017	5,000	5,928

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	5,000	5,693

		26,264
Energy (0.2%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	5,000	5,694

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	5,000	5,217

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	5,000	5,556

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	5,000	5,548

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)	5,000	7,191

		29,206
Financials (0.7%)

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068	4,000	5,240

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	7,000	8,496

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043	5,000	4,792

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	4,000	3,925

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	5,000	6,366

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022	15,000	14,646

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020	5,000	5,968

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015	7,000	7,280

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	5,000	5,975

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	5,000	5,063

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	5,000	4,940

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	5,000	5,898

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	5,000	5,583

		84,172
Health care (0.1%)

Actavis, Inc. sr. unsec. notes 4 5/8s, 2042	5,000	4,830

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019	2,000	2,195

		7,025
Technology (0.1%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	5,000	4,565

Xerox Corp. sr. unsec. notes 6.35s, 2018	5,000	5,853

		10,418
Transportation (—%)

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	5,000	5,098

		5,098
Utilities and power (0.5%)

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	5,000	4,988

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	5,000	4,922

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)	5,000	6,492

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	5,000	5,633

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	5,000	4,981

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	6,000	5,915

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	5,000	6,190

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	10,000	10,387

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019	5,000	6,680

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	5,000	4,984

		61,172

Total corporate bonds and notes (cost $407,177)		$421,623

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
	Principal amount	Value

Basic materials (0.1%)

CEMEX SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)	$4,000	$4,820

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	5,000	5,131

		9,951
Capital goods (0.2%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014	5,000	6,550

General Cable Corp. cv. unsec. sub. notes stepped-coupon stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)	5,000	6,200

Icahn Enterprises LP/Icahn Enterprises Finance Corp. cv. sr. unsec. notes FRN 4s, 2013	5,000	5,038

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015	4,000	4,085

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036	4,000	4,780

		26,653
Communication services (0.2%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040	1,000	1,104

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016	4,000	9,940

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014	5,000	5,081

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016	5,000	6,906

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)	7,000	18

		23,049
Consumer cyclicals (0.7%)

Callaway Golf Co. 144A cv. sr. unsec. bonds 3 3/4s, 2019	3,000	3,305

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	4,000	4,420

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	6,000	10,954

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018	6,000	6,874

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020	2,000	2,449

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031	13,000	6,890

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023	4,000	6,645

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 3/4s, 2043	5,000	5,274

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018	3,000	3,234

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015	8,000	9,095

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018	4,000	6,303

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032	5,000	6,634

Toll Brothers, Inc. 144A cv. company guaranty sr. unsec. notes 1/2s, 2032	4,000	4,275

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015	1,000	2,200

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014	4,000	7,870

		86,422
Consumer staples (0.1%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,000	4,290

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019	5,000	5,806

		10,096
Energy (0.3%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038	15,000	13,950

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019	2,000	2,166

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016	1,000	579

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029	6,000	5,970

Hornbeck Offshore Services, Inc. 144A cv. company guaranty sr. unsec. notes 1 1/2s, 2019	2,000	2,473

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041	6,000	5,164

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042	4,000	4,840

		35,142
Financials (0.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016	8,000	8,764

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017	2,000	2,048

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016	3,000	3,491

Jefferies Group, LLC cv. sr. unsec. notes 3 7/8s, 2029	6,000	6,694

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)	5,000	4,850

PHH Corp. cv. sr. unsec. notes 4s, 2014	6,000	6,465

RAIT Financial Trust cv. sr. unsec. unsub. notes 7s, 2031(R)	3,000	3,694

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.55s, 2018(R)	3,000	3,212

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019	6,000	6,514

		45,732
Health care (0.3%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016	5,000	4,753

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016	3,000	3,000

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)	5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)	3,000	210

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon stepped-coupon 2s (zero %, 3/1/18) 2042(STP)	7,000	7,228

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014	4,000	4,388

Opko Health, Inc. 144A cv. sr. unsec. notes 3s, 2033	2,000	1,990

Sequenom, Inc. 144A cv. sr. unsec. notes 5s, 2017	4,000	4,575

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017	5,000	6,881

		33,425
Technology (0.5%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015	5,000	5,138

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039	3,000	3,915

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033	13,000	16,534

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026	4,000	4,725

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018	11,000	12,155

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017	7,000	9,288

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018	5,000	4,938

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015	3,000	3,019

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041	5,000	4,734

		64,446
Transportation (—%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015	1,000	290

		290

Total convertible bonds and notes (cost $320,779)		$335,206

CONVERTIBLE PREFERRED STOCKS (2.1%)(a)
	Shares	Value

Basic materials (0.1%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)	280	$5,886

		5,886
Capital goods (0.1%)

United Technologies Corp. $3.75 cv. pfd.	230	13,878

		13,878
Communication services (0.1%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	180	8,494

Iridium Communications, Inc. 144A $7.00 cv. pfd.	26	2,600

		11,094
Consumer cyclicals (0.3%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)	263	6,870

General Motors Co. Ser. B, $2.375 cv. pfd.	265	12,968

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.	6	7,481

Stanley Black & Decker, Inc. $4.75 cv. pfd.	62	8,128

		35,447
Consumer staples (0.1%)

Bunge, Ltd. $4.875 cv. pfd.	43	4,397

Post Holdings, Inc. 144A $3.75 cv. pfd.	41	4,423

		8,820
Energy (0.1%)

Apache Corp. Ser. D, $3.00 cv. pfd.	88	4,131

Chesapeake Energy Corp. 144A 5.75% cv. pfd.	12	13,170

		17,301
Financials (0.8%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	269	7,482

AMG Capital Trust II $2.575 cv. pfd.	183	10,351

Bank of America Corp. Ser. L, 7.25% cv. pfd.	19	23,014

EPR Properties Ser. C, $1.44 cv. pfd.	321	7,654

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)	140	9,083

Huntington Bancshares Ser. A, 8.50% cv. pfd.	6	8,135

MetLife, Inc. $3.75 cv. pfd.	190	10,119

OFG Bancorp 144A 8.75% cv. pfd. (Puerto Rico)	4	6,724

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	9	11,273

Wintrust Financial Corp. $3.75 cv. pfd.	77	4,204

		98,039
Health care (0.1%)

HealthSouth Corp. Ser. A, 6.50% cv. pfd.	6	7,439

		7,439
Technology (—%)

Unisys Corp. Ser. A, 6.25% cv. pfd.	59	3,470

		3,470
Transportation (0.2%)

Continental Financial Trust II $3.00 cv. pfd.	126	6,072

Genesee & Wyoming, Inc. $5.00 cv. pfd.	54	6,761

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	578	8,301

		21,134
Utilities and power (0.2%)

AES Trust III $3.375 cv. pfd.	89	4,469

El Paso Energy Capital Trust I $2.375 cv. pfd.	177	10,532

NextEra Energy, Inc. $2.799 cv. pfd.	106	5,798

PPL Corp. $4.375 cv. pfd.	150	8,078

		28,877

Total convertible preferred stocks (cost $225,225)		$251,385

MORTGAGE-BACKED SECURITIES (1.3%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class A2, 5.522s, 2046	$8,030	$8,030
Ser. 06-5, Class A3, 5.39s, 2047	20,000	20,678

FRB Ser. 05-1, Class A4, 5.112s, 2042	14,176	14,740

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A4, 5.658s, 2048	8,989	9,116

CWCapital Cobalt Ser. 07-C3, Class A2, 5.711s, 2046	2,014	2,014

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 07-LD11, Class A2, 5.799s, 2049	15,483	15,792

LB-UBS Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.858s, 2040	15,000	17,034
Ser. 05-C7, Class C, 5.35s, 2040	10,000	10,279

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.319s, 2049	5,594	5,580

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2FX, 5.582s, 2049	20,820	21,497
Ser. 04-T13, Class A4, 4.66s, 2045	24,165	24,307

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046	11,202	11,296

Total mortgage-backed securities (cost $160,909)		$160,363

SHORT-TERM INVESTMENTS (19.2%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)	2,215,540	$2,215,540

SSgA Prime Money Market Fund 0.03%(P)	110,000	110,000

U.S. Treasury Bills with an effective yield of 0.17%, October 17, 2013	$3,000	2,998

Total short-term investments (cost $2,328,538)		$2,328,538

TOTAL INVESTMENTS

Total investments (cost $11,730,664)(b)		$12,176,426

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $138,877) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	6/19/13	$1,367	$1,373	$(6)
	British Pound	Sell	6/19/13	1,367	1,394	27
Barclays Bank PLC
	Euro	Buy	6/19/13	2,730	2,707	23
	Euro	Sell	6/19/13	2,730	2,731	1
	Hong Kong Dollar	Sell	8/22/13	619	619	—
	Japanese Yen	Buy	8/22/13	3,434	3,479	(45)
	Norwegian Krone	Buy	6/19/13	4,377	4,436	(59)
	Singapore Dollar	Buy	8/22/13	1,345	1,379	(34)
	Swedish Krona	Sell	6/19/13	6,067	6,249	182
Citibank, N.A.
	Australian Dollar	Sell	7/17/13	3,435	3,720	285
	Danish Krone	Buy	6/19/13	3,487	3,494	(7)
	Euro	Buy	6/19/13	4,160	4,110	50
	Japanese Yen	Buy	8/22/13	4,444	4,591	(147)
	Singapore Dollar	Buy	8/22/13	4,589	4,707	(118)
	Swedish Krona	Buy	6/19/13	5,977	6,156	(179)
	Swedish Krona	Sell	6/19/13	5,977	6,118	141
Credit Suisse International
	Australian Dollar	Sell	7/17/13	3,816	4,131	315
	Japanese Yen	Buy	8/22/13	2,298	2,254	44
	New Zealand Dollar	Sell	7/17/13	9,193	9,649	456
	Swedish Krona	Sell	6/19/13	1,932	1,955	23
	Swiss Franc	Buy	6/19/13	6,485	6,538	(53)
Deutsche Bank AG
	Euro	Buy	6/19/13	1,690	1,691	(1)
Goldman Sachs International
	Australian Dollar	Sell	7/17/13	2,004	2,169	165
HSBC Bank USA, National Association
	Euro	Buy	6/19/13	4,550	4,561	(11)
	Euro	Sell	6/19/13	4,550	4,600	50
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/13	763	826	63
	British Pound	Buy	6/19/13	4,254	4,350	(96)
	Euro	Buy	6/19/13	8,060	8,128	(68)
	Japanese Yen	Buy	8/22/13	2,377	2,455	(78)
	Swiss Franc	Buy	6/19/13	2,406	2,452	(46)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/13	1,622	1,734	112
	Israeli Shekel	Buy	7/17/13	812	821	(9)
	Japanese Yen	Buy	8/22/13	2,217	2,185	32
	Swiss Franc	Buy	6/19/13	3,452	3,533	(81)
	Swiss Franc	Sell	6/19/13	3,452	3,498	46
UBS AG
	British Pound	Sell	6/19/13	2,582	2,469	(113)
	Norwegian Krone	Sell	6/19/13	3,287	3,331	44
WestPac Banking Corp.
	British Pound	Buy	6/19/13	1,367	1,351	16
	British Pound	Sell	6/19/13	1,367	1,394	27
	Euro	Buy	6/19/13	4,289	4,261	28
	Japanese Yen	Buy	8/22/13	1,237	1,278	(41)

Total						$938

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/13 (Unaudited)

						Fixed payments
			Upfront		Termi-	received	Unrealized
	Swap counterparty/		premium	Notional	nation	by fund	appreciation/
	Referenced debt*	Rating***	(paid) **	amount	date	per annum	(depreciation)

	Credit Suisse International
	DJ CDX NA IG Series 20 Index	BBB+/P	$(1,632)	$330,000	6/20/18	100 bp	$2,296
	JPMorgan Chase Bank N.A.
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(50,000)	400,000	6/20/16	500 bp	(19,166)
	DJ CDX NA HY Series 20 Index	B+/P	(33,125)	1,000,000	6/20/18	500 bp	24,701

	Total						$7,831

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
OTC	Over-the-counter
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,112,845.
(b)	The aggregate identified cost on a tax basis is $11,737,399, resulting in gross unrealized appreciation and depreciation of $527,624 and $88,597, respectively, or net unrealized appreciation of $439,027.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,893,584	$264,106	$2,157,690	$1,307	$—
	Putnam Short Term Investment Fund *	—	2,248,202	32,662	345	2,215,540
	Putnam Absolute Return 100 Fund Class Y	499,770	69,655	22,215	5,532	554,482
	Putnam Absolute Return 300 Fund Class Y	1,224,121	177,328	53,315	23,432	1,374,034
	Putnam Absolute Return 500 Fund Class Y	2,167,789	276,411	88,859	19,918	2,376,585
	Putnam Absolute Return 700 Fund Class Y	329,405	39,680	13,329	1,206	361,703
	Putnam Money Market Fund Class A	394,045	51,331	17,772	31	427,604
	Totals	$6,508,714	$3,126,713	$2,385,842	$51,771	$7,309,948
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,730,295 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $70 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$52,181	$41,589	$—
Capital goods	89,782	25,419	—
Communication services	60,489	33,650	—
Conglomerates	29,800	5,452	—
Consumer cyclicals	161,708	80,983	—
Consumer staples	143,847	62,389	—
Energy	131,766	53,385	—
Financials	558,062	110,798	—
Health care	178,910	47,175	—
Technology	214,973	6,138	—
Transportation	12,473	19,011	—
Utilities and power	28,634	26,681	—
Total common stocks	1,662,625	512,670	—
Convertible bonds and notes	—	334,596	610
Convertible preferred stocks	13,878	237,507	—
Corporate bonds and notes	—	421,623	—
Investment companies	5,162,204	—	—
Mortgage-backed securities	—	160,363	—
U.S. treasury obligations	—	1,341,812	—
Short-term investments	2,325,540	2,998	—

Totals by level	$9,164,247	$3,011,569	$610

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$938	$—
Credit default contracts	—	92,588	—

Totals by level	$—	$93,526	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$92,588	$—
Foreign exchange contracts	2,130	1,192

Total	$94,718	$1,192

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$150,000
OTC credit default swap contracts (notional)	$1,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013